Equity-Based Compensation - Restricted Stock Units Activity (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Shares
Beginning balance (in shares)	0
Forfeited (in shares)	(6,262)
Ending balance (in shares)	1,290,219
Restricted Stock Units
Shares
Beginning balance (in shares)	0
Granted (in shares)	511,537
Forfeited (in shares)	(1,124)
Ending balance (in shares)	510,413
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	21.00
Forfeited (in dollars per share) | $ / shares	21.00
Ending balance (in dollars per share) | $ / shares	$ 21.00